Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2017
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Central Index Key	0000939934
Amendment Flag	false
Document Creation Date	Jan. 12, 2018
Document Effective Date	Jan. 15, 2018
Prospectus Date	Jan. 15, 2018
SIIT U.S. Equity Factor Allocation Fund | Class A
Prospectus:
Trading Symbol	SEHAX